January 31, 2014

Draft Registration Statement U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549	Confidential Submission Pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934

Re:	Confidential Submission of Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Arista Networks, Inc., a Nevada corporation (the “Company”), we hereby confidentially submit the Company’s draft Registration Statement on Form S-1 pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the staff of the Securities and Exchange Commission. The Company is an “emerging growth company” within the meaning of the JOBS Act.

Please direct all notices and communications with respect to this confidential submission to the following:

Arista Networks, Inc.

Attention: Marc Taxay

5453 Great America Parkway

Santa Clara, California 95054

Telephone: (408) 547-5500

E-mail: Mtaxay@aristanetworks.com

With a copy to:

Wilson Sonsini Goodrich & Rosati, P.C.

Attention: Mark B. Baudler & Andrew D. Hoffman

650 Page Mill Road

Palo Alto, California 94304

Phone: (650) 493-9300

E-mail:  Mbaudler@wsgr.com

              Ahoffman@wsgr.com

Should you have any questions on this submission, please do not hesitate to contact me at (650) 320-4597.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ Mark B. Baudler

Mark B. Baudler

cc:       Marc Taxay, Arista Networks, Inc.

            Larry Sonsini, Wilson Sonsini Goodrich & Rosati, P.C.

            Raj S. Judge, Wilson Sonsini Goodrich & Rosati, P.C.